Consolidated Statements of Comprehensive Income (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
-Diluted income per share for the period	$ (0.08)	$ 0.02	$ 0.26